Retirement Plans (Pension Benefit Adjustments Recognized In Other Comprehensive (Loss) Income) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	$ 703
Amortization of actuarial loss	(400)
Amortization of prior service cost	(41)
Amount Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Loss), before Tax	(445)
Total recognized in other comprehensive income	(183)
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	27
Amortization of actuarial loss	(1)
Current year prior service cost	(1)
Amortization of prior service cost	0
Amount Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Loss), before Tax	0
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(6)
Total recognized in other comprehensive income	$ 19